Impairment Expense (Tables)	12 Months Ended
Dec. 31, 2011
Asset Impairment Expense Tables [Abstract]
Details Of Impairment Expense Text Block
2011
(in millions)
Wind turbines & deposits	$116
Tisza II	52
Kelanitissa	42
Other	15
Total	$225

2010
(in millions)
Southland (Huntington Beach)	$200
Tisza II	85
Deepwater	79
Other	25
Total	$389

2009
(in millions)
Piabanha	$11
Other	9
Total	$20